American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2022

VP Value - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.9%
BAE Systems PLC	388,668	3,415,001
Raytheon Technologies Corp.	109,030	8,925,196
Thales SA	30,745	3,387,912
		15,728,109
Airlines — 0.7%
Southwest Airlines Co.(1)	196,447	6,058,425
Auto Components — 1.4%
BorgWarner, Inc.	262,419	8,239,956
Cie Generale des Etablissements Michelin SCA	127,570	2,858,295
		11,098,251
Automobiles — 0.8%
General Motors Co.	210,554	6,756,678
Banks — 11.5%
Bank of America Corp.	549,640	16,599,128
Comerica, Inc.	53,092	3,774,841
JPMorgan Chase & Co.	222,309	23,231,291
Prosperity Bancshares, Inc.	55,729	3,716,010
Truist Financial Corp.	201,510	8,773,745
U.S. Bancorp	527,232	21,257,994
Wells Fargo & Co.	389,802	15,677,836
		93,030,845
Capital Markets — 4.6%
Bank of New York Mellon Corp.	365,860	14,092,927
BlackRock, Inc.	7,550	4,154,614
Invesco Ltd.	420,386	5,759,288
Northern Trust Corp.	72,277	6,184,020
State Street Corp.	115,750	7,038,758
		37,229,607
Chemicals — 0.5%
Akzo Nobel NV	70,890	4,017,333
Communications Equipment — 3.5%
Cisco Systems, Inc.	560,773	22,430,920
F5, Inc.(1)	42,006	6,079,528
		28,510,448
Containers and Packaging — 0.6%
Packaging Corp. of America	44,630	5,011,503
Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class A(1)	50	20,323,500
Berkshire Hathaway, Inc., Class B(1)	50,934	13,600,397
		33,923,897
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	930,908	14,280,129
Verizon Communications, Inc.	481,861	18,296,262
		32,576,391
Electric Utilities — 1.4%
Duke Energy Corp.	13,200	1,227,864
Edison International	106,170	6,007,099

Pinnacle West Capital Corp.	63,220	4,078,322
		11,313,285
Electrical Equipment — 2.1%
Emerson Electric Co.	91,629	6,709,075
nVent Electric PLC	206,488	6,527,086
Signify NV	162,970	4,194,419
		17,430,580
Electronic Equipment, Instruments and Components — 0.4%
Anritsu Corp.	267,700	2,910,202
Energy Equipment and Services — 2.4%
Baker Hughes Co.	436,786	9,155,034
Halliburton Co.	171,038	4,210,956
Schlumberger NV	169,549	6,086,809
		19,452,799
Entertainment — 1.3%
Walt Disney Co.(1)	109,040	10,285,743
Equity Real Estate Investment Trusts (REITs) — 2.8%
Agree Realty Corp.	47,030	3,178,287
Equinix, Inc.	6,920	3,936,373
Healthpeak Properties, Inc.	262,360	6,013,291
Realty Income Corp.	71,050	4,135,110
Regency Centers Corp.	97,520	5,251,452
		22,514,513
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	423,270	10,781,291
Food Products — 3.6%
Conagra Brands, Inc.	316,270	10,319,890
Danone SA	141,990	6,714,039
JDE Peet's NV	78,647	2,299,488
Mondelez International, Inc., Class A	121,366	6,654,498
Orkla ASA	435,700	3,167,237
		29,155,152
Gas Utilities — 0.5%
Atmos Energy Corp.	42,464	4,324,958
Health Care Equipment and Supplies — 5.3%
Medtronic PLC	290,357	23,446,328
Zimmer Biomet Holdings, Inc.	183,723	19,208,239
		42,654,567
Health Care Providers and Services — 4.5%
AmerisourceBergen Corp.	15,286	2,068,655
Cardinal Health, Inc.	161,670	10,780,156
CVS Health Corp.	109,690	10,461,135
McKesson Corp.	8,330	2,831,117
Quest Diagnostics, Inc.	29,390	3,605,859
Universal Health Services, Inc., Class B	76,440	6,740,479
		36,487,401
Hotels, Restaurants and Leisure — 0.8%
Sodexo SA	85,130	6,393,290
Household Products — 1.2%
Henkel AG & Co. KGaA	58,930	3,339,752
Kimberly-Clark Corp.	35,370	3,980,540
Procter & Gamble Co.	21,586	2,725,232
		10,045,524
Industrial Conglomerates — 3.4%
General Electric Co.	303,668	18,800,086

Siemens AG	90,580	8,853,547
		27,653,633
Insurance — 2.0%
Allstate Corp.	54,550	6,793,111
Chubb Ltd.	28,219	5,132,472
Reinsurance Group of America, Inc.	33,501	4,214,761
		16,140,344
Leisure Products — 0.5%
Mattel, Inc.(1)	217,053	4,110,984
Machinery — 1.1%
IMI PLC	410,446	5,075,612
Oshkosh Corp.	52,320	3,677,573
		8,753,185
Metals and Mining — 0.7%
BHP Group Ltd.	223,690	5,560,512
Multi-Utilities — 0.4%
Engie SA	297,600	3,425,343
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	66,680	9,075,148
Oil, Gas and Consumable Fuels — 7.5%
Chevron Corp.	85,937	12,346,569
ConocoPhillips	73,164	7,487,604
Devon Energy Corp.	88,007	5,291,861
EQT Corp.	72,051	2,936,078
Exxon Mobil Corp.	209,510	18,292,318
Shell PLC	312,230	7,745,780
TotalEnergies SE	147,889	6,938,145
		61,038,355
Paper and Forest Products — 0.7%
Mondi PLC	376,810	5,788,716
Personal Products — 1.2%
Unilever PLC	216,620	9,534,817
Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	121,440	8,633,170
Johnson & Johnson	151,669	24,776,648
Merck & Co., Inc.	157,192	13,537,375
Pfizer, Inc.	308,329	13,492,477
Roche Holding AG	19,950	6,494,375
Sanofi	41,860	3,187,492
Teva Pharmaceutical Industries Ltd., ADR(1)	542,336	4,376,651
		74,498,188
Road and Rail — 1.1%
Heartland Express, Inc.	614,849	8,798,489
Semiconductors and Semiconductor Equipment — 2.2%
Intel Corp.	464,505	11,970,294
QUALCOMM, Inc.	54,710	6,181,136
		18,151,430
Software — 1.6%
Open Text Corp.	193,460	5,115,082
Oracle Corp. (New York)	134,963	8,242,191
		13,357,273
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	54,011	8,444,080
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	136,317	3,397,020

Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	59,360	5,041,445
Tapestry, Inc.	203,664	5,790,167
		10,831,612
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	116,772	8,502,169
TOTAL COMMON STOCKS (Cost $730,706,322)		794,752,090
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	119,749	119,749
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $3,019,249), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $2,968,635)		2,967,928
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 7/31/28, valued at $15,146,056), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $14,852,650)		14,849,000
		17,816,928
TOTAL SHORT-TERM INVESTMENTS (Cost $17,936,677)		17,936,677
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $748,642,999)		812,688,767
OTHER ASSETS AND LIABILITIES†		(43,926)
TOTAL NET ASSETS — 100.0%		$812,644,841

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	295,271	USD	191,685	Bank of America N.A.	12/30/22	$(2,510)
USD	4,236,296	AUD	6,368,454	Bank of America N.A.	12/30/22	156,150
USD	107,698	AUD	167,768	Bank of America N.A.	12/30/22	212
USD	4,832,822	CHF	4,695,981	Morgan Stanley	12/30/22	29,330
USD	178,636	CHF	173,565	Morgan Stanley	12/30/22	1,098
EUR	1,647,808	USD	1,594,541	JPMorgan Chase Bank N.A.	12/30/22	31,904
USD	59,262,724	EUR	60,318,601	JPMorgan Chase Bank N.A.	12/30/22	(273,869)
GBP	542,094	USD	579,797	Bank of America N.A.	12/30/22	26,325
USD	17,305,195	GBP	15,322,468	Bank of America N.A.	12/30/22	172,980
USD	2,309,070	JPY	325,054,725	Bank of America N.A.	12/30/22	39,941
NOK	1,195,997	USD	111,770	UBS AG	12/30/22	(1,684)
USD	2,565,621	NOK	26,619,092	UBS AG	12/30/22	115,448
						$295,325

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	8,925,196	6,802,913	—
Auto Components	8,239,956	2,858,295	—
Chemicals	—	4,017,333	—
Electrical Equipment	13,236,161	4,194,419	—
Electronic Equipment, Instruments and Components	—	2,910,202	—
Food and Staples Retailing	—	10,781,291	—
Food Products	16,974,388	12,180,764	—
Hotels, Restaurants and Leisure	—	6,393,290	—
Household Products	6,705,772	3,339,752	—
Industrial Conglomerates	18,800,086	8,853,547	—
Machinery	3,677,573	5,075,612	—
Metals and Mining	—	5,560,512	—
Multi-Utilities	—	3,425,343	—
Oil, Gas and Consumable Fuels	46,354,430	14,683,925	—
Paper and Forest Products	—	5,788,716	—
Personal Products	—	9,534,817	—
Pharmaceuticals	64,816,321	9,681,867	—
Other Industries	490,939,609	—	—
Short-Term Investments	119,749	17,816,928	—
	678,789,241	133,899,526	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	573,388	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	278,063	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.